Inventories - Components of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Finished products, including service parts	$ 3,830	$ 3,255
Work in process	1,846	1,560
Raw materials and manufacturing supplies	213	183
Total	$ 5,889	$ 4,998